AB Global Real Estate Investment Fund

Portfolio of Investments

August 31, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.8%
Equity Real Estate Investment Trusts (REITs) – 82.4%
Data Center REITs – 7.8%
Digital Realty Trust, Inc.	10,330	$1,360,668
Equinix, Inc.	4,520	3,531,837

		4,892,505

Diversified REITs – 5.7%
Alexander & Baldwin, Inc.	19,050	343,090
Armada Hoffler Properties, Inc.	54,820	624,400
Charter Hall Long Wale REIT	132,180	301,864
Essential Properties Realty Trust, Inc.	30,940	743,179
ICADE	10,230	385,693
Land Securities Group PLC	47,990	365,679
Merlin Properties Socimi SA	56,660	507,519
United Urban Investment Corp.	252	270,878

		3,542,302

Health Care REITs – 6.3%
Cofinimmo SA	2,870	223,607
Medical Properties Trust, Inc.	74,330	536,663
Physicians Realty Trust	14,330	199,330
Ventas, Inc.	32,660	1,426,589
Welltower, Inc.	18,340	1,520,019

		3,906,208

Hotel & Resort REITs – 2.1%
Invincible Investment Corp.	795	330,270
Park Hotels & Resorts, Inc.	40,880	524,491
RLJ Lodging Trust	42,060	420,179

		1,274,940

Industrial REITs – 18.1%
CapitaLand Ascendas REIT	251,900	515,919
Centuria Industrial REIT	192,990	383,213
Dream Industrial Real Estate Investment Trust	57,277	584,554
GLP J-Reit	570	537,545
LondonMetric Property PLC	206,170	472,078
Mapletree Logistics Trust	390,501	485,177
Mitsui Fudosan Logistics Park, Inc.	138	469,589
Plymouth Industrial REIT, Inc.	14,863	340,511
Prologis, Inc.	40,807	5,068,230
Rexford Industrial Realty, Inc.	17,600	941,072
STAG Industrial, Inc.	26,890	982,292
Tritax Big Box REIT PLC	297,210	530,848

		11,311,028

Multi-Family Residential REITs – 9.0%
Apartment Income REIT Corp.	24,790	844,347
Equity Residential	29,060	1,883,960
Kenedix Residential Next Investment Corp.	292	453,145
Killam Apartment Real Estate Investment Trust	55,550	744,531
UDR, Inc.	29,620	1,181,838
UNITE Group PLC (The)	43,770	520,575

		5,628,396

Company	Shares	U.S. $ Value

Office REITs – 6.4%
Alexandria Real Estate Equities, Inc.	9,280	$1,079,635
Boston Properties, Inc.	18,680	1,247,264
Corporate Office Properties Trust	15,920	412,010
Daiwa Office Investment Corp.	70	328,846
Japan Real Estate Investment Corp.	72	299,218
Kenedix Office Investment Corp. - Class A	143	337,706
Nippon Building Fund, Inc.	64	270,287

		3,974,966

Other Specialized REITs – 2.4%
VICI Properties, Inc.	49,380	1,522,879

Retail REITs – 13.8%
AEON REIT Investment Corp.	192	194,285
Brixmor Property Group, Inc.	42,030	923,819
CapitaLand Integrated Commercial Trust	471,760	666,403
Crombie Real Estate Investment Trust	25,710	253,827
Frasers Centrepoint Trust	115,200	190,799
Japan Metropolitan Fund Invest	482	323,659
Kite Realty Group Trust	31,690	715,243
Link REIT	202,650	1,004,746
Mercialys SA	22,670	210,619
NETSTREIT Corp.	32,863	556,371
Phillips Edison & Co., Inc.	21,950	743,227
Realty Income Corp.	10,030	562,081
Region Re Ltd.	142,960	199,353
Simon Property Group, Inc.	9,958	1,130,134
Spirit Realty Capital, Inc.	20,530	792,663
Waypoint REIT Ltd.	94,520	152,510

		8,619,739

Self-Storage REITs – 5.7%
Extra Space Storage, Inc.	10,180	1,309,963
Public Storage	7,190	1,987,172
Safestore Holdings PLC	24,140	264,369

		3,561,504

Single-Family Residential REITs – 5.1%
American Homes 4 Rent - Class A	26,270	946,771
Equity LifeStyle Properties, Inc.	10,050	672,948
Invitation Homes, Inc.	26,140	891,112
Sun Communities, Inc.	5,683	695,713

		3,206,544

		51,441,011

Real Estate Management & Development – 13.7%
Diversified Real Estate Activities – 6.6%
City Developments Ltd.	30,300	149,694
Daito Trust Construction Co., Ltd.	3,000	330,853
Mitsui Fudosan Co., Ltd.	85,200	1,865,294
Sumitomo Realty & Development Co., Ltd.	24,100	616,076
Sun Hung Kai Properties Ltd.	103,000	1,159,438

		4,121,355

Real Estate Development – 0.3%
CK Asset Holdings Ltd.	37,000	204,158

Company	Shares		U.S. $ Value

Real Estate Operating Companies – 6.1%
CA Immobilien Anlagen AG		12,781	$423,876
Capitaland Investment Ltd./Singapore		116,700	279,556
Castellum AB		37,250	397,064
CTP NV(a)		37,479	531,846
LEG Immobilien SE(b)		7,980	574,691
PSP Swiss Property AG (REG)		1,710	207,757
Shurgard Self Storage Ltd.		7,290	334,773
TAG Immobilien AG(b)		32,711	370,814
Vonovia SE		16,234	389,507
Wihlborgs Fastigheter AB		44,180	339,443

			3,849,327

Real Estate Services – 0.7%
Unibail-Rodamco-Westfield(b)		7,790	415,789

			8,590,629

Transportation – 1.1%
Highways & Railtracks – 1.1%
Transurban Group		79,352	679,395

Consumer Durables & Apparel – 0.6%
Homebuilding – 0.6%
PulteGroup, Inc.		4,430	363,526

Utilities – 0.6%
Gas Utilities – 0.6%
APA Group		61,700	358,421

Materials – 0.5%
Construction Materials – 0.5%
GCC SAB de CV		31,890	306,116

Consumer Services – 0.5%
Hotels, Resorts & Cruise Lines – 0.5%
Hyatt Hotels Corp. - Class A		2,630	295,638

Telecommunication Services – 0.4%
Integrated Telecommunication Services – 0.4%
Infrastrutture Wireless Italiane SpA(a)		18,570	229,755

Total Common Stocks (cost $57,943,439)			62,264,491

	Principal Amount (000)

SHORT-TERM INVESTMENTS – 0.4%
Time Deposits – 0.2%
ANZ Bank, Hong Kong 2.86%, 09/01/2023	AUD	22	13,950
BBH, Grand Cayman 0.74%, 09/01/2023	CHF	5	6,183
2.46%, 09/01/2023	SEK	68	6,251
2.80%, 09/01/2023	NOK	26	2,399
3.83%, 09/01/2023	CAD	15	11,326
3.85%, 09/01/2023	NZD	9	5,382
Citibank, London 2.63%, 09/01/2023	EUR	6	6,288

	Principal Amount (000)		U.S. $ Value
Hong Kong & Shanghai Bank, Hong Kong 1.20%, 09/01/2023	HKD	51	$6,545
Hong Kong & Shanghai Bank, Singapore 2.81%, 09/04/2023	SGD	12	9,134
SEB, Stockholm 4.17%, 09/01/2023	GBP	58	73,390
Sumitomo, Tokyo (0.53)%, 09/01/2023	JPY	903	6,204

Total Time Deposits (cost $147,052)			147,052

	Shares

Investment Companies – 0.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.28%(c)(d)(e) (cost $135,385)		135,385	135,385

Total Short-Term Investments (cost $282,437)			282,437

Total Investments – 100.2% (cost $58,225,876)(f)			62,546,928
Other assets less liabilities – (0.2)%			(119,073)

Net Assets – 100.0%			$62,427,855

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman & Co.	USD	182	NOK	1,939	09/13/2023	$(1)
Brown Brothers Harriman & Co.	USD	222	SEK	2,353	09/13/2023	(7,106)
Brown Brothers Harriman & Co.	USD	336	GBP	262	09/14/2023	(4,497)
Brown Brothers Harriman & Co.	MXN	2,611	USD	153	09/15/2023	7
Brown Brothers Harriman & Co.	CHF	210	USD	239	09/20/2023	1,054
Brown Brothers Harriman & Co.	SGD	276	USD	206	09/20/2023	1,783
Brown Brothers Harriman & Co.	USD	204	SGD	276	09/20/2023	840
Brown Brothers Harriman & Co.	EUR	113	USD	123	10/12/2023	695
Brown Brothers Harriman & Co.	USD	180	EUR	165	10/12/2023	(850)
Brown Brothers Harriman & Co.	JPY	35,744	USD	249	10/19/2023	1,668
Brown Brothers Harriman & Co.	USD	204	NZD	344	10/27/2023	713
Brown Brothers Harriman & Co.	USD	155	AUD	239	11/08/2023	353
Morgan Stanley & Co. LLC	EUR	1,504	USD	1,659	10/12/2023	24,751

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
UBS AG	USD	813	CHF	693	09/20/2023	$(27,303)

						$(7,893)

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2023, the aggregate market value of these securities amounted to $761,601 or 1.2% of net assets.

(b)	Non-income producing security.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of August 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $8,988,461 and gross unrealized depreciation of investments was $(4,675,302), resulting in net unrealized appreciation of $4,313,159.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

JPY – Japanese Yen

MXN – Mexican Peso

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

SGD – Singapore Dollar

USD – United States Dollar

Glossary:

REG – Registered Shares

REIT – Real Estate Investment Trust

COUNTRY BREAKDOWN1

August 31, 2023 (unaudited)

63.4%	United States
10.6%	Japan
3.8%	Hong Kong
3.6%	Singapore
3.4%	United Kingdom
3.3%	Australia
2.5%	Canada
2.1%	Germany
1.6%	France
1.2%	Sweden
0.9%	Belgium
0.9%	Netherlands
0.8%	Spain
1.4%	Other
0.5%	Short-Term Investments

100.0%	Total Investments

1

The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.7% or less in the following: Austria, Italy and Switzerland.

AB Global Real Estate Investment Fund

August 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2023:

Investments in Securities	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	$40,508,981	$10,932,030		-0-	$51,441,011
Real Estate Management & Development	334,773	8,255,856		-0-	8,590,629
Transportation	-0-	679,395		-0-	679,395
Consumer Durables & Apparel	363,526	-0-		-0-	363,526
Utilities	-0-	358,421		-0-	358,421
Materials	306,116	-0-		-0-	306,116
Consumer Services	295,638	-0-		-0-	295,638
Telecommunication Services	-0-	229,755		-0-	229,755
Short-Term Investments:
Time Deposits	-0-	147,052		-0-	147,052
Investment Companies	135,385	-0-		-0-	135,385

Total Investments in Securities	41,944,419	20,602,509	†	-0-	62,546,928
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	-0-	31,864		-0-	31,864
Liabilities
Forward Currency Exchange Contracts	-0-	(39,757)		-0-	(39,757)

Total	$41,944,419	$20,594,616		$-0-	$62,539,035

†

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2023 is as follows:

Fund	Market Value 11/30/22 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/23 (000)	Dividend Income (000)
Government Money Market Portfolio	$319	$11,144	$11,328	$135	$7
Government Money Market Portfolio*	-0-	88	88	-0-	0	**
Total				$135	$7

*	Investments of cash collateral for securities lending transactions.
**	Amount is less than $500.